Issued Capital (Tables)	12 Months Ended
Jun. 30, 2025
Issued Capital [Abstract]
Schedule of Issued Capital
		Years Ended June 30,
	Notes	2025	2024	2023

(a) Issued Capital
9,127,370,686 (2024: 5,245,115,318) fully paid ordinary shares	10(b)	262,949,462	223,152,985	213,971,323
Nil (2024: Nil) options for fully paid ordinary shares	10(c)	-	-	-

		262,949,462	223,152,985	213,971,323

Schedule of Movements in Issued Shares	Movements in Issued Shares
	June 30,
	2025		2024		2023
	No. of shares	A$	No. of shares	A$	No. of shares	A$
Beginning of the year	5,245,115,318	223,152,985	2,439,897,618	213,971,323	2,406,874,578	213,787,061

Movement during the year	3,882,255,368	39,796,477	2,805,217,700	9,181,662	33,023,040	184,262

End of the year	9,127,370,686	262,949,462	5,245,115,318	223,152,985	2,439,897,618	213,971,323

Schedule of Details of Share Issuances

Details of share issuances are as follows:

Date	Details	Notes	Number	Issue Price	$
Year end June 30, 2022			322,857,900		16,339,071
September 21, 2022	Issue of shares under ATM Facility		9,543,840	0.0135	128,842
March 15, 2023	Issue of shares under ATM Facility		23,479,200	0.0080	187,834)
June 30, 2023	Security issuance costs				(132,413
Year end June 30, 2023			33,023,040		184,263
November 29,2023	Issue of shares under ATM Facility		362,462,762	0.0035	1,268,620
January 8,2024	Issue of shares under ATM Facility		1,008,965,805	0.0035	3,531,380
February 2,2024	Issue of shares under ATM Facility		571,428,556	0.0035	2,000,000)
March 4, 2024	Issue of shares under ATM Facility		855,263,158	0.0038	3,250,000
April 22, 2024	Issue of shares under options exercised		7,097,419	0.0070	49,682
June 30, 2024	Security issuance costs		-		(918,020)
Year end June 30, 2024			2,805,217,700		9,181,662
July 18,2024	Issue of shares under ATM Facility		75,220,800	0.0054	398,645
January 22,2025	Issue of shares under options exercised		95,238	0.0100	952
January 30,2025	Issue of shares under options exercised		6,333,333	0.004	48,873
February 3,2025	Issue of shares under ATM Facility		164,242,200	0.0129	2,122,173
February 17,2025	Issue of Placement shares		1,165,841,830	0.0110	12,824,260
March 14, 2025	Issue of shares under options exercised		161	0.0100	2
April 4, 2025	Issue of Placement shares		2,470,521,806	0.0110	27,175,740
June 30, 2025	Security issuance costs		-		(2,774,168)
Year end June 30, 2025			3,882,255,368		39,796,477